UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    February 15, 2005

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $117,134

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4264 51960.00 SH       SOLE                 48560.00           3400.00
American SuperConductor        COM              030111108      822 55215.00 SH       SOLE                 51715.00           3500.00
Amgen, Inc.                    COM              031162100     3478 54220.00 SH       SOLE                 50920.00           3300.00
Amsouth Bancorporation         COM              032165102     2937 113388.00SH       SOLE                106388.00           7000.00
Anadarko Petroleum Corp        COM              032511107     4141 63890.00 SH       SOLE                 58990.00           4900.00
BP p.l.c. ADR                  ADR              055622104     2393 40975.00 SH       SOLE                 38475.00           2500.00
Brown & Brown, Inc.            COM              115236101      751 17250.00 SH       SOLE                 17250.00
Caterpillar, Inc               COM              149123101     5690 58355.00 SH       SOLE                 53955.00           4400.00
ChevronTexaco Corp             COM              166764100     2688 51188.00 SH       SOLE                 47388.00           3800.00
Coca-Cola Company              COM              191216100     2029 48735.00 SH       SOLE                 42135.00           6600.00
Conagra Foods, Inc.            COM              205887102     4984 169248.00SH       SOLE                158448.00          10800.00
Dow Chemical                   COM              260543103     5127 103556.00SH       SOLE                 98656.00           4900.00
Duke Energy Company            COM              264399106     4211 166235.00SH       SOLE                152135.00          14100.00
Emerson Electric               COM              291011104     4926 70275.00 SH       SOLE                 64275.00           6000.00
Exxon Mobil Corp               COM              30231G102     4420 86236.00 SH       SOLE                 81136.00           5100.00
Fuelcell Energy Inc            COM              35952H106      533 53875.00 SH       SOLE                 53375.00            500.00
Genentech Inc                  COM              368710406     2624 48195.00 SH       SOLE                 42995.00           5200.00
General Electric               COM              369604103     4495 123146.00SH       SOLE                115346.00           7800.00
Honeywell, Inc                 COM              438516106     2177 61467.00 SH       SOLE                 57667.00           3800.00
IDACORP, Inc.                  COM              451107106     2215 72445.00 SH       SOLE                 69445.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      798  9933.00 SH       SOLE                  8933.00           1000.00
Intel Corp                     COM              458140100     3820 163330.00SH       SOLE                153130.00          10200.00
International Rectifier        COM              460254105     2834 63590.00 SH       SOLE                 58390.00           5200.00
Johnson & Johnson              COM              478160104     5485 86485.00 SH       SOLE                 81985.00           4500.00
Kellogg Co                     COM              487836108     1308 29285.00 SH       SOLE                 29285.00
Lilly, Eli & Co                COM              532457108     1670 29429.00 SH       SOLE                 28029.00           1400.00
Merck & Co., Inc               COM              589331107     1860 57886.00 SH       SOLE                 53586.00           4300.00
Microsoft Corp                 COM              594918104      465 17410.00 SH       SOLE                 10410.00           7000.00
Pfizer, Inc                    COM              717081103     3085 114715.00SH       SOLE                107540.00           7175.00
Proctor & Gamble               COM              742718109     1847 33539.00 SH       SOLE                 31939.00           1600.00
Progress Energy Inc            COM              743263105     3907 86355.00 SH       SOLE                 81855.00           4500.00
Royal Dutch Petroleum Co.      ADR              780257804      255  4445.00 SH       SOLE                  4445.00
Southern Co                    COM              842587107     5091 151880.00SH       SOLE                143680.00           8200.00
SunTrust Banks, Inc.           COM              867914103     6053 81928.00 SH       SOLE                 76928.00           5000.00
Texas Instruments              COM              882508104     2053 83389.00 SH       SOLE                 76789.00           6600.00
Thomasville Bancshares, Inc.   COM              884608100      230 17350.00 SH       SOLE                 17350.00
Verizon Communications         COM              92343V104     4724 116619.00SH       SOLE                109319.00           7300.00
Wal-Mart Stores, Inc.          COM              931142103      267  5050.00 SH       SOLE                  5050.00
Wells Fargo                    COM              949746101     5815 93563.00 SH       SOLE                 88363.00           5200.00
Investment Company of America                   461308405      220 7145.239 SH       SOLE                 7145.239
Longleaf Partners Fund                          543069108      210 6691.237 SH       SOLE                 6691.237
Longleaf Partners Int'l Fund                    543069405      232 14895.730SH       SOLE                14895.730